May 1, 2024

The Phoenix Edge® VA For New York

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus pertains to the Phoenix Edge VA For New York Variable Annuity (the “Contract”).

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/Nassau-PHL/TAHD/NAS000010. You can also obtain this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Account Value: The value of all assets held in the separate account.

Annuitant: The person whose life is used as the measuring life under the contract.

Contract: The deferred variable accumulation contract for which this summary prospectus provides updated information.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the Contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the account and the value held in the GIA. For eligible Contracts with loans, the Account Value is the sum of all accumulation units held in the investment options of the separate account and the value held in the GIA plus the value held in the loan security account, and less any loan debt.

Customer Service Office: The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This does not reflect all of the changes that have occurred since you entered into your Contract.

•	Effective September 1, 2023, the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio had a name change to the Lazard Retirement U.S. Small Cap Equity Select Portfolio.

•	Effective May 1, 2024, the Calvert VP S&P Midcap 400 Index Portfolio had a name change to the CVT S&P MidCap 400 Index Portfolio.

•	Effective April 29, 2024, the Virtus Strategic Allocation Series had a name change to the Virtus Tactical Allocation Series.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your contract, you may be assessed a surrender charge of up to 7%. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn.

Fee Table; Deductions and Charges – Surrender Charges
Transaction Charges	In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges – Transfer Charge
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table
	Annual Fee	Minimum	Maximum
	1. Base contract	0.94%(1)	1.29%(1)
	2. Investment options (underlying fund fees and expenses)	0.27%(2)	5.13%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%(3)	0.75%(3)
(1) The Base Contract fee is determined on an annualized basis as a percentage of average account value.
(2) As a percentage of underlying assets. Underlying fund fees are as of 12/31/23. Underlying fund fees can vary from year to year.

(3)   The 0.05% charge is the current charge for the optional Enhanced Death Benefit Option 1 rider, which is assessed as a percentage of the contract value. The maximum charge of 0.75% is the current maximum charge for the Guaranteed Minimum Income Benefit, which is calculated as a percentage of greater of guaranteed annuitization value and contract value. To elect the Enhanced Death Benefit Option1 Rider, you must also have the Option 1 (Return of Premium) death benefit.

FEES AND EXPENSES			LOCATION IN PROSPECTUS

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,148	$5,093
	Assumes:	Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract classes and underlying fund fees and expenses

•   No optional benefits

•   No sales charges

•   No additional purchase payments, transfers, or withdrawals

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

•   No sales charges

•   No additional purchase payments, transfers, or withdrawals

RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment

•   This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•   A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

•   Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

•   The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon

Principal Risks of Investing in the Contract; Deductions and Charges Federal Income Taxes

RISKS		LOCATION IN PROSPECTUS
Risks Associated with Investment Options

•   An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

•   Each investment option (as well as the GIA) will have its own unique risks, and you should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract Appendix A: Investment Options Available Under The Contract GIA
Insurance Company Risks	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims- paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	• Nassau Life reserves the right to remove or substitute variable investment options available under the contract. • We reserve the right to limit transfers if frequent or large transfers occur.	Nassau Life And The Separate Account; Market Timing And Other Disruptive Trading
Optional Benefits

•   Under the enhanced death benefit option rider, for death occurring after the annuitant’s 80th birthday, death benefit amount changes, such that death benefit amount no longer includes as a component either the step-up death benefit or the roll-up death benefit.

•   Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation.

•   Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

•   Election of GMIB rider is irrevocable.

Optional Benefits

TAXES		LOCATION IN PROSPECTUS
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•   If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•   Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Federal Income Taxes
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation

We no longer make new sales of the contract.

To compensate those who have sold a contract in the past, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract Value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales Of Variable Accumulation Contracts
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one.	Sales Of Variable Accumulation Contracts

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://dfinview.com/Nassau-PHL/TAHD/NAS000010. You can request this information at no cost by calling 1-800-541-0171. You can also send an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance. Updated fund performance can be found at https://nfg.com/product-performance.html.

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
The highest total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B)[3] – AllianceBerstein L.P.	0.98%	12.66%	3.05%	5.04%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio[1],[2] (Class 1-2 Shares) – Fred Alger Management, LLC	0.95%	43.13%	15.43%	12.54%
To seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	CVT S&P MidCap 400 Index Portfolio[3] (Class I) – Calvert Research and Management Ameritas Investment Partners, Inc.	0.33%	16.12%	12.28%	8.90%
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A)[3] – DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	26%	15.40%	11.74%
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A)[3] – DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.38%	16.76%	9.67%	6.89%
To provide current income.	Federated Hermes Fund for U.S. Government Securities II3 – Federated Investment Management Company	0.78%	4.19%	-0.11%	0.90%
To seek high current income.	Federated Hermes High Income Bond Fund II3 – Federated Investment Management Company	0.81%	12.71%	4.75%	4.13%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
To provide current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 – Federal Investment Management Company	0.63%	4.52%	1.49%	0.90%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class)[3] – Fidelity Management & Research Company LLC (FMR) FMR UK, FMR HK, and FMR Japan	0.66%	33.34%	16.54%	11.50%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class)[3] – Fidelity Management & Research Company LLC (FMR) FMR UK, FMR HK, and FMR Japan	0.69%	45.51%	18.97%	15.61%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class)[3] – Fidelity Management & Research Company LLC (FMR) FMR UK, FMR HK, and FMR Japan	0.68%	36.09%	19.52%	14.68%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class)[3] – Fidelity Management & Research Company LLC (FMR) FMR UK, FMR HK, and FMR Japan	0.48%	6.12%	1.87%	2.24%
Seeks capital appreciation. Under normal market conditions, the fund invests primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy.	Franklin DynaTech VIP Fund (Class 2)[3] – Franklin Advisers, Inc.	0.89%	43.77%	13.76%	10.37%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 2) – Franklin Advisers, Inc.	0.71%	8.62%	6.98%	5.01%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) – Franklin Mutual Advisors, LLC	0.93%	13.46%	7.82%	5.43%
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund[1,2] – Security Investors, LLC, which operates under the name Guggenheim Investments	1.92%	12.75%	5.76%	3.32%
To seek capital appreciation.	Invesco V.I. American Franchise Fund (Series I Shares) – Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II Shares) – Invesco Advisers, Inc.	0.81%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. Core Equity Fund[1,2] (Series I Shares) – Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
To seek capital appreciation.	Invesco V.I. Capital Appreciation Fund (Series II Shares)[3] – Invesco Advisers, Inc.	1.05%	35.03%	16.10%	11.28%
To seek capital appreciation.	Invesco V.I. Global Fund (Series II Shares) – Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund®[1,2] (Series I Shares) – Invesco Advisers, Inc.	0.94%	14.47%	10.32%	6.45%
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) – Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
Long-term capital appreciation.	Lazard Retirement U.S. Small Cap Equity Select Portfolio (Service Shares)[1,2,3] – Lazard Asset Management LLC	1.15%	10.02%	9.10%	6.73%
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio (Class VC shares) – Lord, Abbett & Co. LLC	0.89%	6.55%	3.14%	3.49%
Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC shares) – Lord, Abbett & Co. LLC	0.92%	13.19%	10.72%	7.81%
To seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett Mid Cap Stock Portfolio (Class VC shares) – Lord, Abbett & Co. LLC	1.15%	15.42%	10.64%	6.51%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.78%	16.88%	10.04%	7.06%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.79%	12.82%	6.68%	4.99%
Seeks to provide investors with current income and capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.79%	15.72%	8.64%	6.20%
The Fund seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio (Class S)[3] – Neuberger Berman Investment Advisers LLC	1.11%	-28.83%	6.77%	9.95%
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)[3] – Neuberger Berman Investment Advisers LLC	1.17%	-18.65%	7.14%	10.64%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments back by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) – Pacific Investment Management Company LLC	1.64%	-7.93%	8.46%	-0.90%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments.	PIMCO VIT Real Return Portfolio (Advisor Class) – Pacific Investment Management Company LLC	1.01%	3.57%	3.05%	2.15%
Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.	PIMCO VIT Total Return Portfolio (Advisor Class) – Pacific Investment Management Company LLC	0.92%	5.83%	0.98%	1.60%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] – Security Investors, LLC, which operates under the name Guggenheim Investments	5.02%	4.22%	1.03%	-3.28%
Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Developing Markets VIP Fund (Class 2 Shares)[3] – Templeton Asset Management Ltd. Franklin Templeton Investment Management Limited	1.35%	12.62%	4.22%	2.32%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Foreign VIP Fund (Class 2 Shares)[3] – Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund (Class 2 Shares)[3] – Templeton Global Advisors Limited Templeton Asset Management Ltd	1.12%	21.01%	6.47%	3.24%
Capital appreciation and current income.	TVST Touchstone Balanced Fund[3] – Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.80%	18.61%	11.29%	7.80%
High Level of current income consistent with preservation of capital. Capital appreciation is secondary.	TVST Touchstone Bond Fund[3] – Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.63%	6.07%	1.82%	1.43%
Capital appreciation.	TVST Touchstone Common Stock Fund[3] – Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	26.66%	16.22%	11.29%
Growth of Capital.	TVST Touchstone Small Company Fund[3] – Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	16.60%	12.29%	9.49%
Long-term growth of capital.	Virtus KAR Capital Growth Series A3 – Virtus Investment Advisers, Inc. Kayne Anderson Rudnick Investment Management, LLC	1.01%	34.71%	15.19%	11.97%
Capital appreciation and current income.	Virtus KAR Equity Income Series A3 – Virtus Investment Advisers, Inc. Kayne Anderson Rudnick Investment Management, LLC	0.96%	1.49%	11.46%	7.25%
High total return consistent with reasonable risk.	Virtus SGA International Growth Series A3 –Virtus Investment Advisers, Inc. Sustainable Growth Advisers, LP	1.12%	18.00%	8.80%	2.23%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 – Virtus Investment Advisers, Inc. Newfleet Asset Management, LLC	0.93%	8.69%	3.19%	2.94%

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Years	10 Years
Capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series A3 – Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.08%	11.03%	8.55%	7.95%
Long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 – Virtus Investment Advisers, Inc. Kayne Anderson Rudnick Investment Management, LLC	1.12%	19.70%	11.70%	13.85%
Long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 – Virtus Investment Advisers, Inc. Kayne Anderson Rudnick Investment Management, LLC	1.08%	19.05%	11.80%	8.42%
High total return over an extended period of time consistent with prudent investment risk.	Virtus Tactical Allocation Series (Class A Shares)[3] – Virtus Investment Advisers, Inc. Kayne Anderson Ruddick Investment Management, LLC and NewFleet Asset Management, LLC (fixed)	0.96%	22.22%	9.03%	5.87%
Long Term Capital Appreciation.	Wanger International[3] – Columbia Wanger Asset Management, LLC	1.20%	16.95%	6.45%	3.50%
Long Term Capital Appreciation.	Wanger Acorn[3] – Columbia Wanger Asset Management, LLC	0.95%	21.74%	7.51%	7.20%

[1]	This fund is closed to new investors.
[2]

For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

[3]	The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

The Statutory Prospectus and Statement of Additional Information, each dated May 1, 2024, are incorporated by reference into this Updating Summary Prospectus. For a free copy of the Prospectus or Statement of Additional Information, or for general inquiries, contact our Customer Service Office. You may also go online at https://dfinview.com/Nassau-PHL/TAHD/NAS000010.

EDGAR Contract Identifier Number: C000070727